BORROWINGS	9 Months Ended
Sep. 30, 2021
BORROWINGS
BORROWINGS

NOTE 4 – BORROWINGS

USDm	30 September 2021	30 September 2020	31 December 2020

Mortgage debt and bank loans to be repaid as follows:
Falling due within one year	177.7	109.7	101.8
Falling due between one and two years	132.9	139.5	101.9
Falling due between two and three years	143.8	104.3	102.1
Falling due between three and four years	143.2	111.3	114.4
Falling due between four and five years	210.4	110.6	106.9
Falling due after five years	238.4	290.7	315.3
Total	1,046.4	866.1	842.4

NOTE 4 – continued

The presented amounts to be repaid do not include directly related costs arising from the issuing of the loans of USD 12.3m (30 September 2020: USD 11.5m, 31 December 2020: USD 10.9m) and debt regarding Land and buildings & Other plant and operating equipment USD 6.3m (30 September 2020: USD 8.1m, 31 December 2020: USD 8.3m)

As of 30 September 2021, TORM was in compliance with the financial covenants. TORM expects to remain in compliance with the financial covenants in the remaining period of 2021.